Goodwill and intangible assets - Goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Beginning balance		$ 17,512,000,000	$ 17,496,000,000
Impairment losses	$ 0	(680,000,000)	0	$ 0
Acquisitions			94,000,000
Dispositions		(447,000,000)
Foreign currency translation		(235,000,000)	(78,000,000)
Goodwill, Gross		16,830,000,000
Accumulated impairment losses		(680,000,000)
Ending balance		16,150,000,000	17,512,000,000	17,496,000,000
Securities Services
Goodwill [Roll Forward]
Beginning balance		7,062,000,000	7,033,000,000
Impairment losses		0
Acquisitions			87,000,000
Dispositions		(13,000,000)
Foreign currency translation		(76,000,000)	(58,000,000)
Goodwill, Gross		6,973,000,000
Accumulated impairment losses		0
Ending balance		6,973,000,000	7,062,000,000	7,033,000,000
Market and Wealth Services
Goodwill [Roll Forward]
Beginning balance		1,435,000,000	1,423,000,000
Impairment losses		0
Acquisitions			12,000,000
Dispositions		0
Foreign currency translation		(11,000,000)	0
Goodwill, Gross		1,424,000,000
Accumulated impairment losses		0
Ending balance		1,424,000,000	1,435,000,000	1,423,000,000
Investment and Wealth Management
Goodwill [Roll Forward]
Beginning balance		9,015,000,000	9,040,000,000
Impairment losses		(680,000,000)
Dispositions		(434,000,000)	(5,000,000)
Foreign currency translation		(148,000,000)	(20,000,000)
Goodwill, Gross		8,433,000,000
Accumulated impairment losses		(680,000,000)
Ending balance		$ 7,753,000,000	$ 9,015,000,000	$ 9,040,000,000